Investment in associate - Schedule of Condensed Statement of Comprehensive Profit (Loss) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Significant Investments In Associates [Line Items]
Revenues	$ 16,226,021	$ 14,122,890	$ 12,365,918
Profit for the year	5,454,742	5,138,631	4,731,081
SCL Terminal Aerea De Santiago S. A. [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Revenues	585	1,773	56,373
Costs, expenses and income taxes	53	8,184	37,043
Profit for the year	$ 532	$ (6,411)	$ 19,330